Equity - Schedule of Cash Distributions (Details)	6 Months Ended
Jun. 30, 2026 $ / shares
O 2026 M1 Dividends
Dividends Payable [Line Items]
Cash dividend declared (in USD per share)	$ 0.13
O 2026 M2 Dividends
Dividends Payable [Line Items]
Cash dividend declared (in USD per share)	0.06
O 2026 M3 Dividends
Dividends Payable [Line Items]
Cash dividend declared (in USD per share)	0.06
O 2026 M4 Dividends
Dividends Payable [Line Items]
Cash dividend declared (in USD per share)	0.06
O 2026 M5 Dividends
Dividends Payable [Line Items]
Cash dividend declared (in USD per share)	0.15
O 2026 M6 Dividends
Dividends Payable [Line Items]
Cash dividend declared (in USD per share)	$ 0.22